Derivatives and hedging activities	6 Months Ended
Jun. 30, 2017
Derivatives and hedging activities
25 Derivatives and hedging activities
> Refer to “Note 32 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2016 for further information.
Fair value of derivative instruments
The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Group.
Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.
> Refer to “Note 28 – Financial instruments” for further information.
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2Q17	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,446.8	1.5	1.5	0.0	0.0	0.0
Swaps	12,592.3	67.1	61.1	47.0	0.2	0.2
Options bought and sold (OTC)	2,108.8	30.6	28.7	0.0	0.0	0.0
Futures	509.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	487.1	0.2	0.2	0.0	0.0	0.0
Interest rate products	24,144.4	99.4	91.5	47.0	0.2	0.2
Forwards	1,352.3	16.2	16.1	13.1	0.1	0.0
Swaps	649.4	19.8	26.2	0.0	0.0	0.0
Options bought and sold (OTC)	418.0	5.5	5.7	3.1	0.0	0.0
Futures	10.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	4.5	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,435.1	41.5	48.0	16.2	0.1	0.0
Forwards	0.9	0.0	0.2	0.0	0.0	0.0
Swaps	206.6	4.7	5.8	0.0	0.0	0.0
Options bought and sold (OTC)	237.9	8.0	8.3	0.0	0.0	0.0
Futures	47.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	366.2	9.5	11.0	0.0	0.0	0.0
Equity/index-related products	858.7	22.2	25.3	0.0	0.0	0.0
Credit derivatives [2]	489.3	8.1	9.0	0.0	0.0	0.0
Forwards	6.2	0.0	0.0	0.0	0.0	0.0
Swaps	19.3	1.8	1.2	0.0	0.0	0.0
Options bought and sold (OTC)	15.0	0.2	0.1	0.0	0.0	0.0
Futures	15.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.7	0.0	0.0	0.0	0.0	0.0
Other products [3]	57.7	2.0	1.3	0.0	0.0	0.0
Total derivative instruments	27,985.2	173.2	175.1	63.2	0.3	0.2
The notional amount, PRV and NRV (trading and hedging) was CHF 28,048.4 billion, CHF 173.5 billion and CHF 175.3 billion, respectively, as of June 30, 2017.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 4Q16	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,321.9	3.3	3.2	0.0	0.0	0.0
Swaps	13,190.0	91.0	85.5	47.5	1.0	1.0
Options bought and sold (OTC)	2,164.4	43.1	41.1	0.0	0.0	0.0
Futures	522.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	468.0	0.2	0.2	0.0	0.0	0.0
Interest rate products	24,666.4	137.6	130.0	47.5	1.0	1.0
Forwards	1,211.6	19.2	20.8	11.0	0.1	0.0
Swaps	819.4	34.5	42.0	0.0	0.0	0.0
Options bought and sold (OTC)	416.8	8.1	8.4	4.8	0.0	0.0
Futures	17.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	4.1	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,469.7	61.8	71.2	15.8	0.1	0.0
Forwards	1.3	0.0	0.0	0.0	0.0	0.0
Swaps	191.0	4.7	5.3	0.0	0.0	0.0
Options bought and sold (OTC)	206.5	7.7	7.4	0.0	0.0	0.0
Futures	41.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	355.9	11.6	13.1	0.0	0.0	0.0
Equity/index-related products	796.2	24.0	25.8	0.0	0.0	0.0
Credit derivatives [2]	558.7	8.1	9.2	0.0	0.0	0.0
Forwards	7.2	0.1	0.2	0.0	0.0	0.0
Swaps	20.1	2.0	1.4	0.0	0.0	0.0
Options bought and sold (OTC)	20.2	0.4	0.3	0.0	0.0	0.0
Futures	14.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	3.4	0.0	0.1	0.0	0.0	0.0
Other products [3]	65.2	2.5	2.0	0.0	0.0	0.0
Total derivative instruments	28,556.2	234.0	238.2	63.3	1.1	1.0
The notional amount, PRV and NRV (trading and hedging) was CHF 28,619.5 billion, CHF 235.1 billion and CHF 239.2 billion, respectively, as of December 31, 2016.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Netting of derivative instruments
> Refer to “Derivatives” in Note 21 – Offsetting of financial assets and financial liabilities for further information on the netting of derivative instruments.
Fair value hedges
in	2Q17	1Q17	2Q16	6M17	6M16
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	282	(251)	689	31	1,907
Total	282	(251)	689	31	1,907
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	(301)	257	(751)	(44)	(2,071)
Total	(301)	257	(751)	(44)	(2,071)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(19)	6	(62)	(13)	(164)
Represents gains/(losses) recognized in trading revenues.
Cash flow hedges
in	2Q17		1Q17		2Q16		6M17		6M16
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	8		(7)		35		1		97
Foreign exchange products	(26)		(4)		(4)		(30)		(9)
Total	(18)		(11)		31		(29)		88
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products	(2)	[1]	0		8	[1]	(2)	[1]	16	[1]
Foreign exchange products	(16)	[2,3]	(4)	[2,3]	(2)	[2,3,4]	(20)	[2,3]	(11)	[2,3,4]
Total	(18)		(4)		6		(22)		5
Details of cash flow hedges (CHF million)
Net gains/(losses) on the ineffective portion [2]	(2)		3		(1)		1		31
Represents gains/(losses) on effective portion.
1 Included in interest and dividend income.
2 Included in trading revenues.
3 Included in other revenues.
4 Included in total other operating expenses.
As of the end of 2Q17, the maximum length of time over which the Group hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was five years.
The net loss associated with cash flow hedges expected to be reclassified from AOCI within the next 12 months is CHF 17 million.
Net investment hedges
in	2Q17	1Q17	2Q16	6M17	6M16
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	133	(187)	(232)	(54)	(252)
Total	133	(187)	(232)	(54)	(252)
Represents gains/(losses) on effective portion.
The Group includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 7 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
Certain of the Group’s derivative instruments contain provisions that require it to maintain a specified credit rating from each of the major credit rating agencies. If the ratings fall below the level specified in the contract, the counterparties to the agreements could request payment of additional collateral on those derivative instruments that are in a net liability position. Certain of the derivative contracts also provide for termination of the contract, generally upon a downgrade of either the Group or the counterparty, at the existing mark-to-market replacement value of the derivative contract.
The following table provides the Group’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and SPEs that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch, two-notch and a three-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the NRV and a percentage of the notional value of the derivative.
Contingent credit risk
end of	2Q17				4Q16
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	7.0	0.1	1.0	8.1	10.5	0.2	1.1	11.8
Collateral posted	6.0	0.1	–	6.1	9.5	0.2	–	9.7
Additional collateral required in a one-notch downgrade event	0.2	0.1	0.0	0.3	0.3	0.2	0.0	0.5
Additional collateral required in a two-notch downgrade event	1.0	0.3	0.5	1.8	1.3	0.4	0.5	2.2
Additional collateral required in a three-notch downgrade event	1.1	0.6	0.7	2.4	1.5	0.7	0.7	2.9
Credit derivatives
> Refer to “Note 32 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2016 for further information on credit derivatives.
Credit protection sold/purchased
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” tables. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.
Total return swaps (TRS) of CHF 7.5 billion and CHF 7.8 billion as of the end of 2Q17 and 4Q16, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.
Credit protection sold/purchased
end of	2Q17						4Q16
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(67.2)	60.0		(7.2)	13.2	0.8	(72.4)	67.4		(5.0)	14.3	0.7
Non-investment grade	(29.1)	26.0		(3.1)	13.6	(0.7)	(30.3)	28.1		(2.2)	18.1	(1.0)
Total single-name instruments	(96.3)	86.0		(10.3)	26.8	0.1	(102.7)	95.5		(7.2)	32.4	(0.3)
of which sovereign	(23.4)	21.4		(2.0)	5.8	(0.6)	(27.7)	25.6		(2.1)	6.5	(0.9)
of which non-sovereign	(72.9)	64.6		(8.3)	21.0	0.7	(75.0)	69.9		(5.1)	25.9	0.6
Multi-name instruments (CHF billion)
Investment grade [2]	(96.7)	94.3		(2.4)	42.2	0.0	(115.0)	113.9		(1.1)	41.2	0.0
Non-investment grade	(15.9)	15.3	[3]	(0.6)	8.5	0.6	(20.9)	19.5	[3]	(1.4)	9.8	0.3
Total multi-name instruments	(112.6)	109.6		(3.0)	50.7	0.6	(135.9)	133.4		(2.5)	51.0	0.3
of which sovereign	(0.2)	0.2		0.0	0.6	0.0	(0.3)	0.2		(0.1)	0.7	0.1
of which non-sovereign	(112.4)	109.4		(3.0)	50.1	0.6	(135.6)	133.2		(2.4)	50.3	0.2
Total instruments (CHF billion)
Investment grade [2]	(163.9)	154.3		(9.6)	55.4	0.8	(187.4)	181.3		(6.1)	55.5	0.7
Non-investment grade	(45.0)	41.3		(3.7)	22.1	(0.1)	(51.2)	47.6		(3.6)	27.9	(0.7)
Total instruments	(208.9)	195.6		(13.3)	77.5	0.7	(238.6)	228.9		(9.7)	83.4	0.0
of which sovereign	(23.6)	21.6		(2.0)	6.4	(0.6)	(28.0)	25.8		(2.2)	7.2	(0.8)
of which non-sovereign	(185.3)	174.0		(11.3)	71.1	1.3	(210.6)	203.1		(7.5)	76.2	0.8
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.
Credit protection sold
Credit protection sold is the maximum potential payout, which is based on the notional value of derivatives and represents the amount of future payments that the Group would be required to make as a result of credit risk-related events.
Credit protection purchased
Credit protection purchased represents those instruments where the underlying reference instrument is identical to the reference instrument of the credit protection sold.
Other protection purchased
In the normal course of business, the Group purchases protection to offset the risk of credit protection sold that may have similar, but not identical, reference instruments and may use similar, but not identical, products, which reduces the total credit derivative exposure. Other protection purchased is based on the notional value of the instruments.
Fair value of credit protection sold
The fair values of the credit protection sold give an indication of the amount of payment risk, as the negative fair values increase when the potential payment under the derivative contracts becomes more probable.
The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	2Q17	4Q16
Credit derivatives (CHF billion)
Credit protection sold	208.9	238.6
Credit protection purchased	195.6	228.9
Other protection purchased	77.5	83.4
Other instruments [1]	7.3	7.8
Total credit derivatives	489.3	558.7
1 Consists of total return swaps and other derivative instruments.
The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2Q17 (CHF billion)
Single-name instruments	28.1	60.3	7.9	96.3
Multi-name instruments	33.5	63.0	16.1	112.6
Total instruments	61.6	123.3	24.0	208.9
4Q16 (CHF billion)
Single-name instruments	24.2	72.7	5.8	102.7
Multi-name instruments	27.5	84.7	23.7	135.9
Total instruments	51.7	157.4	29.5	238.6

Bank
Derivatives and hedging activities
24 Derivatives and hedging activities
> Refer to “Note 31 – Derivatives and hedging activities” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2016 for further information.
Fair value of derivative instruments
The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Bank.
Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Bank elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.
> Refer to “Note 27 – Financial instruments” for further information.
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 6M17	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,446.8	1.5	1.5	0.0	0.0	0.0
Swaps	12,593.3	67.1	61.2	47.0	0.2	0.2
Options bought and sold (OTC)	2,108.8	30.6	28.7	0.0	0.0	0.0
Futures	509.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	487.1	0.2	0.2	0.0	0.0	0.0
Interest rate products	24,145.4	99.4	91.6	47.0	0.2	0.2
Forwards	1,352.3	16.2	16.1	13.1	0.1	0.0
Swaps	649.4	19.8	26.2	0.0	0.0	0.0
Options bought and sold (OTC)	418.0	5.5	5.7	3.1	0.0	0.0
Futures	10.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	4.5	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,435.1	41.5	48.0	16.2	0.1	0.0
Forwards	0.9	0.0	0.2	0.0	0.0	0.0
Swaps	206.6	4.7	5.8	0.0	0.0	0.0
Options bought and sold (OTC)	237.9	8.0	8.3	0.0	0.0	0.0
Futures	47.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	366.2	9.5	11.0	0.0	0.0	0.0
Equity/index-related products	858.7	22.2	25.3	0.0	0.0	0.0
Credit derivatives [2]	489.3	8.1	9.0	0.0	0.0	0.0
Forwards	6.2	0.0	0.0	0.0	0.0	0.0
Swaps	19.3	1.8	1.2	0.0	0.0	0.0
Options bought and sold (OTC)	15.1	0.2	0.1	0.0	0.0	0.0
Futures	15.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.7	0.0	0.0	0.0	0.0	0.0
Other products [3]	57.8	2.0	1.3	0.0	0.0	0.0
Total derivative instruments	27,986.3	173.2	175.2	63.2	0.3	0.2
The notional amount, PRV and NRV (trading and hedging) was CHF 28,049.5 billion, CHF 173.5 billion and CHF 175.4 billion, respectively, as of June 30, 2017.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2016	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,321.9	3.3	3.2	0.0	0.0	0.0
Swaps	13,191.0	91.0	85.5	47.5	1.0	1.0
Options bought and sold (OTC)	2,164.4	43.1	41.1	0.0	0.0	0.0
Futures	522.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	468.0	0.2	0.2	0.0	0.0	0.0
Interest rate products	24,667.4	137.6	130.0	47.5	1.0	1.0
Forwards	1,211.6	19.2	20.8	11.0	0.1	0.0
Swaps	819.4	34.5	42.0	0.0	0.0	0.0
Options bought and sold (OTC)	416.8	8.1	8.4	4.8	0.0	0.0
Futures	17.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	4.1	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,469.7	61.8	71.2	15.8	0.1	0.0
Forwards	1.3	0.0	0.0	0.0	0.0	0.0
Swaps	191.3	4.7	5.3	0.0	0.0	0.0
Options bought and sold (OTC)	206.9	7.7	7.6	0.0	0.0	0.0
Futures	41.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	355.9	11.6	13.1	0.0	0.0	0.0
Equity/index-related products	796.9	24.0	26.0	0.0	0.0	0.0
Credit derivatives [2]	558.7	8.1	9.2	0.0	0.0	0.0
Forwards	7.2	0.1	0.2	0.0	0.0	0.0
Swaps	20.1	2.0	1.4	0.0	0.0	0.0
Options bought and sold (OTC)	20.2	0.4	0.3	0.0	0.0	0.0
Futures	14.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	3.4	0.0	0.1	0.0	0.0	0.0
Other products [3]	65.2	2.5	2.0	0.0	0.0	0.0
Total derivative instruments	28,557.9	234.0	238.4	63.3	1.1	1.0
The notional amount, PRV and NRV (trading and hedging) was CHF 28,621.2 billion, CHF 235.1 billion and CHF 239.4 billion, respectively, as of December 31, 2016.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Netting of derivative instruments
> Refer to “Note 20 – Offsetting of financial assets and financial liabilities” for further information on the offsetting of derivative instruments.
Fair value hedges
in	6M17	6M16
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	31	1,907
Total	31	1,907
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	(44)	(2,071)
Total	(44)	(2,071)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(13)	(164)
Represents gains/(losses) recognized in trading revenues.
Cash flow hedges
in	6M17		6M16
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	1		97
Foreign exchange products	(30)		(3)
Total	(29)		94
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products	(2)	[1]	16	[1]
Foreign exchange products	(17)	[2]	(7)	[2,3]
Total	(19)		9
Details of cash flow hedges (CHF million)
Net gains on the ineffective portion [2] [2]	1		31
1 Included in interest and dividend income.
2 Included in trading revenues.
3 Included in total other operating expenses.
As of the end of 6M17, the maximum length of time over which the Bank hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was five years.
The net loss associated with cash flow hedges expected to be reclassified from accumulated other comprehensive income (AOCI) within the next 12 months was CHF 10 million.
Net investment hedges
in	6M17	6M16
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	(54)	(253)
Total	(54)	(253)
Represents gains/(losses) on effective portion.
The Bank includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 7 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
The following table provides the Bank’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and special purpose entities (SPEs) that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch, two-notch and a three-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the NRV and a percentage of the notional value of the derivative.
Contingent credit risk
end of	6M17				2016
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	7.0	0.1	1.0	8.1	10.5	0.2	1.1	11.8
Collateral posted	6.0	0.1	–	6.1	9.5	0.2	–	9.7
Additional collateral required in a one-notch downgrade event	0.2	0.1	0.0	0.3	0.3	0.2	0.0	0.5
Additional collateral required in a two-notch downgrade event	1.0	0.3	0.5	1.8	1.3	0.4	0.5	2.2
Additional collateral required in a three-notch downgrade event	1.1	0.6	0.7	2.4	1.5	0.7	0.7	2.9
Credit derivatives
> Refer to “Note 31 – Derivatives and hedging activities” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2016 for further information on credit derivatives.
Credit protection sold/purchased
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” tables. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.
Total return swaps (TRS) of CHF 7.5 billion and CHF 7.8 billion as of the end of 6M17 and 2016, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.
Credit protection sold/purchased
end of	6M17						2016
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(67.2)	60.0		(7.2)	13.2	0.8	(72.4)	67.4		(5.0)	14.3	0.7
Non-investment grade	(29.1)	26.0		(3.1)	13.6	(0.7)	(30.3)	28.1		(2.2)	18.1	(1.0)
Total single-name instruments	(96.3)	86.0		(10.3)	26.8	0.1	(102.7)	95.5		(7.2)	32.4	(0.3)
of which sovereign	(23.4)	21.4		(2.0)	5.8	(0.6)	(27.7)	25.6		(2.1)	6.5	(0.9)
of which non-sovereign	(72.9)	64.6		(8.3)	21.0	0.7	(75.0)	69.9		(5.1)	25.9	0.6
Multi-name instruments (CHF billion)
Investment grade [2]	(96.7)	94.3		(2.4)	42.2	0.0	(115.0)	113.9		(1.1)	41.2	0.0
Non-investment grade	(15.9)	15.3	[3]	(0.6)	8.5	0.6	(20.9)	19.5	[3]	(1.4)	9.8	0.3
Total multi-name instruments	(112.6)	109.6		(3.0)	50.7	0.6	(135.9)	133.4		(2.5)	51.0	0.3
of which sovereign	(0.2)	0.2		0.0	0.6	0.0	(0.3)	0.2		(0.1)	0.7	0.1
of which non-sovereign	(112.4)	109.4		(3.0)	50.1	0.6	(135.6)	133.2		(2.4)	50.3	0.2
Total instruments (CHF billion)
Investment grade [2]	(163.9)	154.3		(9.6)	55.4	0.8	(187.4)	181.3		(6.1)	55.5	0.7
Non-investment grade	(45.0)	41.3		(3.7)	22.1	(0.1)	(51.2)	47.6		(3.6)	27.9	(0.7)
Total instruments	(208.9)	195.6		(13.3)	77.5	0.7	(238.6)	228.9		(9.7)	83.4	0.0
of which sovereign	(23.6)	21.6		(2.0)	6.4	(0.6)	(28.0)	25.8		(2.2)	7.2	(0.8)
of which non-sovereign	(185.3)	174.0		(11.3)	71.1	1.3	(210.6)	203.1		(7.5)	76.2	0.8
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.
The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	6M17	2016
Credit derivatives (CHF billion)
Credit protection sold	208.9	238.6
Credit protection purchased	195.6	228.9
Other protection purchased	77.5	83.4
Other instruments [1]	7.3	7.8
Total credit derivatives	489.3	558.7
1 Consists of total return swaps and other derivative instruments.
The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
6M17 (CHF billion)
Single-name instruments	28.1	60.3	7.9	96.3
Multi-name instruments	33.5	63.0	16.1	112.6
Total instruments	61.6	123.3	24.0	208.9
2016 (CHF billion)
Single-name instruments	24.2	72.7	5.8	102.7
Multi-name instruments	27.5	84.7	23.7	135.9
Total instruments	51.7	157.4	29.5	238.6